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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07493)

THE HENNESSY FUNDS, INC.
(Exact name of registrant as specified in charter)

THE COURTYARD SQUARE,
750 GRANT AVENUE, SUITE 100
NOVATO, CA 94945
(Address of principal executive offices) (Zip code)

NEIL J. HENNESSY
THE COURTYARD SQUARE,
750 GRANT AVENUE, SUITE 100
NOVATO, CA 94945
(Name and address of agent for service)

1-800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: June 30, 2005

Item 1. Proxy Voting Record.

Hennessy Balanced Fund

Name of Fund:	Hennessy Balanced
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
General Electric	4/27/2005	369604103	GE

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. Rat ind. Auditor
3. Cum voting
4. Report nuclear risk
5. curb over-ext. direct.
6. Rpt. On sustainability
7. disclose pol. Contrib.
8. Animal Testing

Name of Fund:	Hennessy Balanced
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
SBC Comm.	4/29/2005	78387G103	SBC

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer/shareholder
2. Apprvl ind. Auditors
3. Apprvl stk pur plan
4. stockholder prop. A,b,c,d

Name of Fund:	Hennessy Balanced
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
Merck & Co.	4/26/2005	589331107	MRK

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer/shareholder
2. Rat ind accounting firm
3. Stockholder; stok opt awards
4. Stockholder;exe. Compensation
5. Stockholder;elimination of animal based testing
6. Stockholder;sep. roles of board char and CEO
7. Stockholder;co prod. To canadian wholesalers
8. Stockholder;shareholder res. For political purposes
9. Stockholder;global HIV/AIDS-TB-Malaria pandemics

Name of Fund:	Hennessy Balanced
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
Chevrontexaco	4/27/2005	166764100	GT

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Rat. Ind. Reg publ accting firm
3. Directors comp.
4. Executive severance agreements
5. Stock option expensing
6. Animal Testing
7. Oil & gas drilling in protected/sensitive areas
8. Report on Ecuador

Name of Fund:	Hennessy Balanced
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
E.I. Du Pont	4/27/2005	263534109	DD

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Rat ind. Reg. Publ a/ct firm
3. Rat. On govnt service
4. Rat on intl. Workplace standards
5. Rat on executive comp.
6. Rat on animal testing
7. Rat on genetically modified food
8. Rat on perf. Based options
9. Rat on disclosuer of PFOA costs

Name of Fund:	Hennessy Balanced
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
Verizon	5/5/2005	92343V104	VZ

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Rat ind reg pub. Accting firm
3. cumulative voting
4. Majaority vote for election of directors
5. Board comp.
6. Separate chairman and ceo
7. Directors' liability
8. Report on political contributions

Name of Fund:	Hennessy Balanced
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
Altira	4/28/2005	02209S103	MO

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/Shareholder
2. 2005 perf incentive plan
3. 2005 stk comp lan for non employee directors
4. Rat selecton of ind. Auditors
5. Stkholder prop. Req. eleimination of animal testing
6. Stkholder prop. Req ways to warn pregnant women
7. Stkholder prop. Cease promoting "light"and Ultra
8. Stkholder prop. Extend NY firesafe products.

Name of Fund:	Hennessy Balanced
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
Coca-Cola Co.	4/19/2005	191216100	CO

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/Shareholder
2. Rat appt. Ernst & Young ind. Auditors
3. Shrhldr prop. Re delegation of inq. To colombia
4. Shrhldr prop re restricted stock
5. Shrhldr prop re severance agreements

Name of Fund:	Hennessy Balanced
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
International Paper	5/10/2005	460146103

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Rat. Deloitte & Touche auditor 2005
3. Prop. Re to lmt. Comp of CEO

Name of Fund:	Hennessy Balanced
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
Exxon Mobil	5/25/2005	30231G102

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Rat. Ind. Auditors
3. Political contributions
4. Board Compensation
5. Industry experience
6. ACEH security report
7. Amendment of EEO Policy
8. Biodiversity impact report
9. Climate science report
10. Kyoto compliance report

Name of Fund:	Hennessy Balanced
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
JPMorgan	5/17/2005	46625H100	JPM

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Appt ind reg. Pub. a/cing firm
3. Apprvl 2005 l/t incentive plan
4. Director term limits
5.Separation of chairman and ceo
6. Competitive Pay
7. Recourp unearned Management bonuses

Name of Fund:	Hennessy Balanced
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
General Motors	6/7/2005	370442105	GM

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/shareholder
2. Rat. Selection of ind. a/cs
3. Stkhldr prop eliminat renewing stk options
4. Stckhldr prop adopt cumulative voting
5. Stckhldr prop req rpt on Greenhouese Gas emissions
6. Stckhldr prop req for future Goldne parachutes
7. Stckhldr prop apply simple maj. Vote on items sub. Vote

Name of Fund:	Hennessy Balanced
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
A T & T Corp	6/30/2005	1957505	T

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/shareholders
2. Adopt merger agreement
3. Rat of auditors
4. No future stock options
5. Link restricted stk unit vesting to performance
6. Executive comp
7. Poison pill
8. Shareholder apprvl of future serps
9. Shareholder rat. Of severance agrements

Hennessy Total Return Fund

Name of Fund:	Hennessy Total Return
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
General Electric	4/27/2005	369604103	GE

		Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. Rat ind. Auditor
3. Cum voting
4. Report nuclear risk
5. curb over-ext. direct.
6. Rpt. On sustainability
7. disclose pol. Contrib.
8. Animal Testing

Name of Fund:	Hennessy Total Return
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
SBC Comm	4/29/2005	78387G103	SBC

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Apprvl ind. Auditors
3. Apprvl stk pur def plan
4. stockholder prop. A,b,c,d

Name of Fund:	Hennessy Total Return
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
Merck & Co.	4/26/2005	589331107	MRK

		Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer/shareholder
2. Rat ind accounting firm
3. Stockholder; stok opt awards
4. Stockholder;exe. Compensation
5. Stockholder;elimination of animal based testing
6. Stockholder;sep. roles of board char and CEO
7. Stockholder;co prod. To canadian wholesalers
8. Stockholder;shareholder res. For political purposes
9. Stockholder;global HIV/AIDS-TB-Malaria pandemics

Name of Fund:	Hennessy Total Return
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
Chevrontexaco	4/27/2005	166764100	GT

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Rat. Ind. Reg publ accting firm
3. Directors comp.
4. Executive severance agreements
5. Stock option expensing
6. Animal Testing
7. Oil & gas drilling in protected/sensitive areas
8. Report on Ecuador

Name of Fund:	Hennessy Total Return
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
E.I. Du Pont	4/27/2005	263534109	DD

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Rat ind. Reg. Publ a/ct firm
3. Rat. On govnt service
4. Rat on intl. Workplace standards
5. Rat on executive comp.
6. Rat on animal testing
7. Rat on genetically modified food
8. Rat on perf. Based options
9. Rat on disclosuer of PFOA costs

Name of Fund:	Hennessy Total Return
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
Altira	4/28/2005	02209S103	MO

	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/Shareholder
2. 2005 perf incentive plan
3. 2005 stk comp lan for non employee directors
4. Rat selecton of ind. Auditors
5. Stkholder prop. Req. eleimination of animal testing
6. Stkholder prop. Req ways to warn pregnant women
7. Stkholder prop. Cease promoting "light"and Ultra
8. Stkholder prop. Extend NY firesafe products.

Name of Fund:	Hennessy Total Return
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
Coca-Cola Co.	4/19/2005	191216100	CO

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/Shareholder
2. Rat appt. Ernst & Young ind. Auditors
3. Shrhldr prop. Re delegation of inq. To colombia
4. Shrhldr prop re restricted stock
5. Shrhldr prop re severance agreements

Name of Fund:	Hennessy Total Return
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
International Paper	5/10/2005	460146103

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Rat. Deloitte & Touche auditor 2005
3. Prop. Re to lmt. Comp of CEO

Name of Fund:	Hennessy Total Return
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
Exxon Mobil	5/25/2005	30231G102

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Rat. Ind. Auditors
3. Political contributions
4. Board Compensation
5. Industry experience
6. ACEH security report
7. Amendment of EEO Policy
8. Biodiversity impact report
9. Climate science report
10. Kyoto compliance report

Name of Fund:	Hennessy Total Return
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
JPMorgan	5/17/2005	46625H100	JPM

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Appt ind reg. Pub. a/cing firm
3. Apprvl 2005 l/t incentive plan
4. Director term limits
5.Separation of chairman and ceo
6. Competitive Pay
7. Recourp unearned Management bonuses

Name of Fund:	HennessyTotal Return
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
General Motors	6/7/2005	370442105	GM

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/shareholder
2. Rat. Selection of ind. a/cs
3. Stkhldr prop eliminat renewing stk options
4. Stckhldr prop adopt cumulative voting
5. Stckhldr prop req rpt on Greenhouese Gas emissions
6. Stckhldr prop req for future Goldne parachutes
7. Stckhldr prop apply simple maj. Vote on items sub. Vote

Name of Fund:	Hennessy Total Return
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
International Paper	5/10/2005	460146103	IP

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Rat. Delooitte & Touche auditor 2005
3. Prop limiting comp. CEO

Name of Fund:	Hennessy Total Return
Period:	7/1/04 to 6/30/05

Company Name	Meeting Date	Cusip	Ticker
A T & T Corp	6/30/2005	1957505	T

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/shareholders
2. Adopt merger agreement
3. Rat of auditors
4. No future stock options
5. Link restricted stk unit vesting to performance
6. Executive comp
7. Poison pill
8. Shareholder apprvl of future serps
9. Shareholder rat. Of severance agrements

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Hennessy Funds, Inc.

By (Signature and Title)* Neil J. Hennessy
Neil J. Hennessy
Principal Executive Officer

Date 7/25/05
* Print the name and title of each signing officer under his or her signature.